SHARE BASED COMPENSATION - Summary of share options activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of Share Options
Outstanding, beginning balance	3,356,635
Granted	200,000	1,166,980	879,000
Exercised	(499,145)
Forfeited	(762,605)
Outstanding, ending balance	2,294,885	3,356,635
Vested and expected to vest	4,665,092
Exercisable	2,275,775
Weighted Average Exercise Price
Outstanding, beginning balance	$ 0.10
Granted	0.01
Exercised	0.01
Forfeited	0.20
Outstanding, ending balance	0.07	$ 0.10
Vested and expected to vest	0.30
Exercisable	$ 0.37
Weighted Average Remaining Contractual Years
Outstanding	5 years 1 month 28 days	6 years 10 months 20 days
Vested and expected to vest	4 years 3 months 18 days
Exercisable	5 years 1 month 24 days
Outstanding, Aggregate Intrinsic Value	$ 448	$ 2,994
Vested and expected to vest, Aggregate Intrinsic Value	919
Exercisable, Aggregate Intrinsic Value	$ 444